CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition in cash	$ 20,503	$ 0	$ 0
Proceeds from registered capital contributions by shareholders of the VIE			$ 2,292,763